Performance Management - Wilshire Global Allocation Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The information below provides an illustration of how the Fund’s performance has varied over time. The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five-, and ten-year periods compare with broad-based securities market indexes and a composite index with characteristics relevant to the Fund. The total return figures do not reflect expenses that apply to the separate account or related variable contracts. The inclusion of these charges would reduce the total return figures for all periods shown. The Fund’s past investment performance does not necessarily indicate how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past investment performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information below provides an illustration of how the Fund’s performance has varied over time.
Performance Additional Market Index [Text]	The bar chart and table provide some indication of the risks of investing in the Fund by showing the changes in the Fund’s investment performance from year to year during the periods indicated and by showing how the average annual total returns for the one-, five-, and ten-year periods compare with broad-based securities market indexes and a composite index with characteristics relevant to the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The total return figures do not reflect expenses that apply to the separate account or related variable contracts. The inclusion of these charges would reduce the total return figures for all periods shown.
Bar Chart [Heading]	Calendar Year Returns
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest return for a quarter was 15.40% (quarter ended June 30, 2020) and the lowest return for a quarter was -17.99% (quarter ended March 31, 2020).
Highest Quarterly Return, Label [Optional Text]	the highest return
Highest Quarterly Return	15.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return
Lowest Quarterly Return	(17.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (periods ended December 31, 2025)
Performance Table Footnotes	The Stock/Bond Composite shown above consists of 65% MSCI All Country World Index Investable Market Index and 35% Bloomberg Global Aggregate Index (Hedged).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)